Stock Options (Details Narrative) 10-Q - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	470,000	2,263,821	277,500
Exercise price, option granted	$ 1.76
Stock option vesting period	1 year
Stock-based compensation	$ 842,121	$ 762,374	$ 286,248
Unamortized cost of outstanding stock-based awards	$ 1,497,000
Weighted average remaining vesting period	2 years	1 year 2 months 30 days
Number of stock options outstanding, shares	3,216,710	2,820,489	907,500	632,500
Options outstanding, intrinsic value	$ 2,659,000	$ 2,560,000
Five Employees and Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock	470,000
Stock option expiration years	10 years
Stock option, expected dividend rate	0.00%
Stock option, expected term	6 years
Fair value of stock option grants	$ 740,000
Five Employees and Two Directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted	$ 1.59
Stock option, volatility rate	123.13%
Stock option, discount rate	2.33%
Five Employees and Two Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted	$ 1.81
Stock option, volatility rate	124.88%
Stock option, discount rate	2.265%
Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option issued to purchase common stock		1,718,262	1,375,000
Stock option expiration years		10 years	10 years
Stock option vesting period	24 months	24 months
Stock option, volatility rate			76.26%
Stock option, discount rate			2.19%
Stock option, expected dividend rate		0.00%	0.00%
Stock option, expected term		6 years	5 years
Fair value of stock option grants		$ 1,045,000	$ 233,000
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 0.50
Stock option vesting period			0 months
Stock option, volatility rate		126.34%
Stock option, discount rate		1.60%
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, option granted		$ 2.79
Stock option vesting period			36 months
Stock option, volatility rate		131.33%
Stock option, discount rate		2.45%